Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Summary of Restatement of Previously Issued Consolidated Financial Statements and Adoption of ASU	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31, 2022
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2022 - $110,944; allowance for credit
losses: 2022 - $21)	$99,465	$-	$99,465	$-	$99,465
Trading securities	3,446	-	3,446	-	3,446
Equity securities	427	-	427	-	427
Mortgage loans on real estate, net of allowance for credit
losses (portion at fair value: 2022 - $487)	18,211	-	18,211	-	18,211
Policy loans	2,345	-	2,345	-	2,345
Derivative investments	3,662	(143)	3,519	-	3,519
Other investments	3,577	-	3,577	-	3,577
Total investments	131,133	(143)	130,990	-	130,990
Cash and invested cash	2,499	-	2,499	-	2,499
Deferred acquisition costs, value of business acquired and
deferred sales inducements (1)	13,873	-	13,873	(1,610)	12,263
Reinsurance recoverables, net of allowance for credit losses	23,910	-	23,910	(2,646)	21,264
Market risk benefit assets	-	-	-	2,807	2,807
Accrued investment income	1,234	-	1,234	-	1,234
Goodwill	1,144	-	1,144	-	1,144
Other assets (1)	21,265	(185)	21,080	(1,154)	19,926
Separate account assets	143,536	-	143,536	-	143,536
Total assets	$338,594	$(328)	$338,266	$(2,603)	$335,663

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder account balances (1)	$113,972	$-	$113,972	$-	$113,972
Future contract benefits (1)	41,203	-	41,203	(2,901)	38,302
Market risk benefit liabilities	-	-	-	2,078	2,078
Deferred front-end loads (1)	5,695	-	5,695	(650)	5,045
Payables for collateral on investments	6,638	-	6,638	-	6,638
Short-term debt	562	-	562	-	562
Long-term debt	2,269	-	2,269	-	2,269
Other liabilities (1)	16,921	(796)	16,125	(1,468)	14,657
Separate account liabilities	143,536	-	143,536	-	143,536
Total liabilities	330,796	(796)	330,000	(2,941)	327,059

Contingencies and Commitments (See Note 18)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized;
issued and outstanding	12,903	-	12,903	-	12,903
Retained earnings	1,968	468	2,436	(1,022)	1,414
Accumulated other comprehensive income (loss)	(7,073)	-	(7,073)	1,360	(5,713)
Total stockholder’s equity	7,798	468	8,266	338	8,604
Total liabilities and stockholder’s equity	$338,594	$(328)	$338,266	$(2,603)	$335,663

(1)Certain amounts have been reclassified to conform to the presentation adopted in the current period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31, 2021
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2021 - $104,491; allowance for credit
losses: 2021 - $19)	$117,511	$(35)	$117,476	$-	$117,476
Trading securities	4,427	(22)	4,405	-	4,405
Equity securities	314	57	371	-	371
Mortgage loans on real estate, net of allowance for credit
losses (portion at fair value: 2021 - $739)	17,893	-	17,893	-	17,893
Policy loans	2,349	-	2,349	-	2,349
Derivative investments	5,437	260	5,697	-	5,697
Other investments	3,449	(4)	3,445	-	3,445
Total investments	151,380	256	151,636	-	151,636
Cash and invested cash	2,331	-	2,331	-	2,331
Deferred acquisition costs, value of business acquired and
deferred sales inducements (1)	6,230	1	6,231	5,702	11,933
Reinsurance recoverables, net of allowance for credit losses	22,755	-	22,755	1,111	23,866
Market risk benefit assets	-	-	-	1,888	1,888
Accrued investment income	1,157	-	1,157	-	1,157
Goodwill	1,778	-	1,778	-	1,778
Other assets (1)	23,801	(754)	23,047	2,187	25,234
Separate account assets	182,583	-	182,583	-	182,583
Total assets	$392,015	$(497)	$391,518	$10,888	$402,406

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder account balances (1)	$109,707	$9	$109,716	$-	$109,716
Future contract benefits (1)	40,074	-	40,074	693	40,767
Market risk benefit liabilities	-	-	-	4,399	4,399
Deferred front-end loads (1)	399	-	399	3,821	4,220
Payables for collateral on investments	8,936	-	8,936	-	8,936
Short-term debt	1,084	-	1,084	-	1,084
Long-term debt	2,334	-	2,334	-	2,334
Other liabilities (1)	24,518	(986)	23,532	(1,099)	22,433
Separate account liabilities	182,583	-	182,583	-	182,583
Total liabilities	369,635	(977)	368,658	7,814	376,472

Contingencies and Commitments (See Note 18)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized;
issued and outstanding	11,950	-	11,950	-	11,950
Retained earnings	3,886	480	4,366	(632)	3,734
Accumulated other comprehensive income (loss)	6,544	-	6,544	3,706	10,250
Total stockholder’s equity	22,380	480	22,860	3,074	25,934
Total liabilities and stockholder’s equity	$392,015	$(497)	$391,518	$10,888	$402,406

(1)Certain amounts have been reclassified to conform to the presentation adopted in the current period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Year Ended December 31, 2022
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
Revenues
Insurance premiums	$5,841	$-	$5,841	$-	$5,841
Fee income	5,783	-	5,783	(417)	5,366
Net investment income	5,270	4	5,274	-	5,274
Realized gain (loss)	201	13	214	204	418
Amortization of deferred gain on business sold through
reinsurance	69	(32)	37	-	37
Other revenues	621	-	621	-	621
Total revenues	17,785	(15)	17,770	(213)	17,557
Expenses
Benefits	10,801	-	10,801	(2,598)	8,203
Interest credited	2,849	-	2,849	11	2,860
Market risk benefit (gain) loss	-	-	-	296	296
Policyholder liability remeasurement (gain) loss	-	-	-	2,445	2,445
Commissions and other expenses	4,799	-	4,799	128	4,927
Interest and debt expense	137	-	137	-	137
Spark program expense	167	-	167	-	167
Impairment of intangibles	634	-	634	-	634
Total expenses	19,387	-	19,387	282	19,669
Income (loss) before taxes	(1,602)	(15)	(1,617)	(495)	(2,112)
Federal income tax expense (benefit)	(329)	(3)	(332)	(105)	(437)
Net income (loss)	(1,273)	(12)	(1,285)	(390)	(1,675)
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(13,613)	-	(13,613)	(4,026)	(17,639)
Market risk benefit non-performance risk gain
(loss)	-	-	-	(211)	(211)
Policyholder liability discount rate remeasurement
gain (loss)	-	-	-	1,891	1,891
Funded status of employee benefit plans	(4)	-	(4)	-	(4)
Total other comprehensive income (loss), net of tax
of tax	(13,617)	-	(13,617)	(2,346)	(15,963)
Comprehensive income (loss)	$(14,890)	$(12)	$(14,902)	$(2,736)	$(17,638)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Year Ended December 31, 2021
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
Revenues
Insurance premiums	$5,359	$-	$5,359	$-	$5,359
Fee income	6,612	18	6,630	(864)	5,766
Net investment income	5,844	(5)	5,839	-	5,839
Realized gain (loss)	89	622	711	148	859
Amortization of deferred gain on business sold through
reinsurance	40	(8)	32	-	32
Other revenues	657	-	657	-	657
Total revenues	18,601	627	19,228	(716)	18,512
Expenses
Benefits	8,039	-	8,039	(12)	8,027
Interest credited	2,893	18	2,911	1	2,912
Market risk benefit (gain) loss	-	-	-	(1,554)	(1,554)
Policyholder liability remeasurement (gain) loss	-	-	-	(119)	(119)
Commissions and other expenses	5,546	2	5,548	(537)	5,011
Interest and debt expense	114	-	114	-	114
Spark program expense	87	-	87	-	87
Total expenses	16,679	20	16,699	(2,221)	14,478
Income (loss) before taxes	1,922	607	2,529	1,505	4,034
Federal income tax expense (benefit)	293	127	420	317	737
Net income (loss)	1,629	480	2,109	1,188	3,297
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(2,480)	-	(2,480)	(753)	(3,233)
Market risk benefit non-performance risk gain
(loss)	-	-	-	(923)	(923)
Policyholder liability discount rate remeasurement
gain (loss)	-	-	-	560	560
Funded status of employee benefit plans	3	-	3	-	3
Total other comprehensive income (loss), net
of tax	(2,477)	-	(2,477)	(1,116)	(3,593)
Comprehensive income (loss)	$(848)	$480	$(368)	$72	$(296)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Year Ended December 31, 2022
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
Common Stock
Balance as of beginning-of-year	11,950	-	11,950	-	11,950
Capital contribution from Lincoln National Corporation	925	-	925	-	925
Stock compensation/issued for benefit plans	28	-	28	-	28
Balance as of end-of-year	12,903	-	12,903	-	12,903

Retained Earnings
Balance as of beginning-of-year	3,886	480	4,366	(632)	3,734
Net income (loss)	(1,273)	(12)	(1,285)	(390)	(1,675)
Dividends paid to Lincoln National Corporation	(645)	-	(645)	-	(645)
Balance as of end-of-year	1,968	468	2,436	(1,022)	1,414

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	6,544	-	6,544	3,706	10,250
Other comprehensive income (loss), net of tax	(13,617)	-	(13,617)	(2,346)	(15,963)
Balance as of end-of-year	(7,073)	-	(7,073)	1,360	(5,713)
Total stockholder’s equity as of end-of-year	$7,798	$468	$8,266	$338	$8,604

	For the Year Ended December 31, 2021
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
Common Stock
Balance as of beginning-of-year	$11,853	$-	$11,853	$-	$11,853
Capital contribution from Lincoln National Corporation	65	-	65	-	65
Stock compensation/issued for benefit plans	32	-	32	-	32
Balance as of end-of-year	11,950	-	11,950	-	11,950

Retained Earnings
Balance as of beginning-of-year	4,167	-	4,167	-	4,167
Cumulative effect from adoption of new accounting
standards	-	-	-	(1,820)	(1,820)
Net income (loss)	1,629	480	2,109	1,188	3,297
Dividends paid to Lincoln National Corporation	(1,910)	-	(1,910)	-	(1,910)
Balance as of end-of-year	3,886	480	4,366	(632)	3,734

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	9,021	-	9,021	-	9,021
Cumulative effect from adoption of new accounting
standards	-	-	-	4,822	4,822
Other comprehensive income (loss), net of tax	(2,477)	-	(2,477)	(1,116)	(3,593)
Balance as of end-of-year	6,544	-	6,544	3,706	10,250
Total stockholder’s equity as of end-of-year	$22,380	$480	$22,860	$3,074	$25,934

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Year Ended December 31, 2022
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
Cash Flows from Operating Activities
Net income (loss)	$(1,273)	$(12)	$(1,285)	$(390)	$(1,675)
Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
Realized (gain) loss	(201)	(13)	(214)	(204)	(418)
Market risk benefit (gain) loss	-	-	-	296	296
Sales and maturities (purchases) of trading securities, net	301	-	301	-	301
Amortization of deferred gain on business sold through
reinsurance	(69)	32	(37)	-	(37)
Impairment of intangibles	634	-	634	-	634
Change in:
Deferred acquisition costs, value of business acquired,
deferred sales inducements and deferred front-end
loads	42	3	45	450	495
Accrued investment income	(41)	-	(41)	-	(41)
Insurance liabilities and reinsurance-related balances (1)	727	-	727	(75)	652
Accrued expenses	(98)	-	(98)	(3)	(101)
Federal income tax accruals	(268)	(3)	(271)	(105)	(376)
Cash management agreement	3,730	-	3,730	-	3,730
Other (1)	379	(4)	375	31	406
Net cash provided by (used in) operating activities (1)	3,863	3	3,866	-	3,866
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(14,768)	-	(14,768)	-	(14,768)
Sales of available-for-sale securities and equity securities	2,347	-	2,347	-	2,347
Maturities of available-for-sale securities	5,487	-	5,487	-	5,487
Purchases of alternative investments	(631)	-	(631)	-	(631)
Sales and repayments of alternative investments	441	-	441	-	441
Issuance of mortgage loans on real estate	(2,503)	(4)	(2,507)	-	(2,507)
Repayment and maturities of mortgage loans on real estate	2,247	-	2,247	-	2,247
Repayment (issuance) of policy loans, net	4	-	4	-	4
Net change in collateral on investments, derivatives and
related settlements	(4,654)	1	(4,653)	-	(4,653)
Other	(40)	-	(40)	-	(40)
Net cash provided by (used in) investing activities	(12,070)	(3)	(12,073)	-	(12,073)

(1)Certain amounts have been reclassified to conform to the presentation adopted in the current period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

(in millions)

	For the Year Ended December 31, 2022
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
Cash Flows from Financing Activities
Capital contribution from Lincoln National Corporation	925	-	925	-	925
Payment of long-term debt, including current maturities	(40)	-	(40)	-	(40)
Issuance (payment) of short-term debt	(522)	-	(522)	-	(522)
Payment related to sale-leaseback transactions	(70)	-	(70)		(70)
Proceeds from certain financing arrangements	186	-	186	-	186
Deposits of fixed account balances (1)	16,186	-	16,186	-	16,186
Withdrawals of fixed account balances (1)	(7,641)	-	(7,641)	-	(7,641)
Transfers from (to) separate accounts, net (1)	19	-	19	-	19
Common stock issued for benefit plans	(21)	-	(21)	-	(21)
Dividends paid to Lincoln National Corporation	(645)	-	(645)	-	(645)
Other	(2)	-	(2)	-	(2)
Net cash provided by (used in) financing activities (1)	8,375	-	8,375	-	8,375
Net increase (decrease) in cash, invested cash and restricted
cash	168	-	168	-	168
Cash, invested cash and restricted cash as of beginning-of-
year	2,331	-	2,331	-	2,331
Cash, invested cash and restricted cash as of end-of-year	$2,499	$-	$2,499	$-	$2,499

(1)Certain amounts have been reclassified to conform to the presentation adopted in the current period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Year Ended December 31, 2021
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
Cash Flows from Operating Activities
Net income (loss)	$1,629	$480	$2,109	$1,188	$3,297
Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
Realized (gain) loss	(89)	(622)	(711)	(148)	(859)
Market risk benefit (gain) loss	-	-	-	(1,554)	(1,554)
Sales and maturities (purchases) of trading securities, net	(108)	21	(87)	-	(87)
Amortization of deferred gain on business sold through
reinsurance	(40)	8	(32)	-	(32)
Change in:
Deferred acquisition costs, value of business acquired,
deferred sales inducements and deferred front-end
loads	292	(3)	289	207	496
Accrued investment income	8	-	8	-	8
Insurance liabilities and reinsurance-related balances (1)	(863)	1	(862)	(31)	(893)
Accrued expenses	367	3	370	7	377
Federal income tax accruals	264	127	391	317	708
Cash management agreement	(1,286)	-	(1,286)	-	(1,286)
Other (1)	(367)	2	(365)	14	(351)
Net cash provided by (used in) operating activities (1)	(193)	17	(176)	-	(176)
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(16,834)	(22)	(16,856)	-	(16,856)
Sales of available-for-sale securities and equity securities	2,341	-	2,341	-	2,341
Maturities of available-for-sale securities	9,417	-	9,417	-	9,417
Purchases of alternative investments	(754)	-	(754)	-	(754)
Sales and repayments of alternative investments	377	-	377	-	377
Issuance of mortgage loans on real estate	(3,062)	5	(3,057)	-	(3,057)
Repayment and maturities of mortgage loans on real estate	1,873	-	1,873	-	1,873
Repayment (issuance) of policy loans, net	61	-	61	-	61
Net change in collateral on investments, derivatives and
related settlements	3,095	-	3,095	-	3,095
Other	(253)	-	(253)	-	(253)
Net cash provided by (used in) investing activities	(3,739)	(17)	(3,756)	-	(3,756)

(1)Certain amounts have been reclassified to conform to the presentation adopted in the current period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

(in millions)

	For the Year Ended December 31, 2021
				Adoption
	As			of New
	Previously	Restatement	As	Accounting	As
	Reported	Impacts	Restated	Standard	Adjusted
Cash Flows from Financing Activities
Capital contribution from Lincoln National Corporation	65	-	65	-	65
Payment of long-term debt, including current maturities	(60)	-	(60)	-	(60)
Issuance (payment) of short-term debt	587	-	587	-	587
Payment related to sale-leaseback transactions	(59)	-	(59)	-	(59)
Proceeds from certain financing arrangements	159	-	159	-	159
Deposits of fixed account balances (1)	13,405	4	13,409	-	13,409
Withdrawals of fixed account balances (1)	(7,195)	53	(7,142)	-	(7,142)
Transfers from (to) separate accounts, net (1)	(118)	(57)	(175)	-	(175)
Common stock issued for benefit plans	(13)	-	(13)	-	(13)
Dividends paid to Lincoln National Corporation	(1,910)	-	(1,910)	-	(1,910)
Other	(60)	-	(60)	-	(60)
Net cash provided by (used in) financing activities (1)	4,801	-	4,801	-	4,801
Net increase (decrease) in cash, invested cash and restricted
cash	869	-	869	-	869
Cash, invested cash and restricted cash as of beginning-of-
year	1,462	-	1,462	-	1,462
Cash, invested cash and restricted cash as of end-of-year	$2,331	$-	$2,331	$-	$2,331

(1)Certain amounts have been reclassified to conform to the presentation adopted in the current period.